Statements of Operations (Unaudited) - Quarterly (093014 Quarterly [Member], USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
093014 Quarterly [Member]
REVENUES	$ 63		$ 191
OPERATING EXPENSES
Consulting expense	7,500	8,531	23,575	18,021
Officer Salary	29,416	28,500	86,416	85,500
General and Administrative
Professional fees	15,576	13,000	52,494	14,937
Legal fees	18,750	18,750	56,250	56,250
Other expense	5,336	3,305	11,633	8,691
TOTAL OPERATING EXPENSES	(76,578)	(72,086)	(230,368)	(183,399)
NET LOSS FROM OPERATIONS	$ (76,515)	$ (72,086)	$ (230,177)	$ (183,399)
OTHER INCOME (EXPENSE)
Interest expense	2,992	403	7,697	403
TOTAL OTHER INCOME (EXPENSE)	(2,992)	(403)	(7,697)	(403)
NET LOSS	(79,507)	(72,489)	(237,874)	(183,802)
NET LOSS AVAILABLE PER COMMON SHAREHOLDER	$ (79,507)	$ (72,489)	$ (237,874)	$ (183,802)
NET LOSS PER COMMON SHARES	$ 0.00	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE SHARES
Basic and diluted	388,475,000	335,000,000	388,475,000	335,000,000